Revenues	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2020 and 2019:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$44,800	$67,137	$93,044	$125,191
Service	33,901	40,888	72,230	79,332
Total Americas	78,701	108,025	165,274	204,523

EMEA
Products	15,743	23,323	36,490	51,408
Service	5,172	6,826	11,345	13,524
Total EMEA	20,915	30,149	47,835	64,932

Asia Pacific
Products	13,334	19,881	27,515	38,833
Service	4,673	5,108	9,906	10,175
Total Asia Pacific	18,007	24,989	37,421	49,008

Total Revenues	$117,623	$163,163	$250,530	$318,463

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and six months ended June 30, 2020 and 2019:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$73,877	$110,341	$157,049	$215,432
Services	8,778	10,747	19,422	21,374
Total revenues recognized in point in time	82,655	121,088	176,471	236,806

Revenues recognized over time from:
Services	34,968	42,075	74,059	81,657
Total revenues recognized over time	34,968	42,075	74,059	81,657

Total Revenues	$117,623	$163,163	$250,530	$318,463

8

STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of June 30, 2020 and December 31, 2019.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020	December 31, 2019
	U.S. $ in thousands
Deferred revenues*	62,106	68,307

*Includes $13.5 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of June 30, 2020 and December 31, 2019, respectively.

Revenue recognized in 2020 that was included in deferred revenue balance as of January 1, 2020 was $13.6 million and $31.6 million for the three and six months ended June 30, 2020, respectively.

Remaining Performance Obligations

Remaining Performance Obligations ("RPO") represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2020, the total RPO amounted to $84.0 million. The Company expects to recognize $66.8 million of this RPO during the next 12 months, $12.0 million over the subsequent 12 months and the remaining $5.2 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of June 30, 2020 and December 31, 2019, the deferred commission amounted to $4.0 million and $3.9 million respectively.